Note 7 - Reconciliation of Financial Statements to Form 5500 - Reconciliation (Details) - EBP 94-2156203 002 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net assets available for benefits per the financial statements	$ 66,475,201	$ 64,076,183	$ 61,383,676
Increase in net assets available for benefits per the financial statements	2,399,018	2,692,507
Deemed distributions of participant loans	(19,076)	(19,076)
Change in deemed distributions of participant loans	0	1,953
Net assets per Form 5500	66,456,125	64,057,107
Net income per Form 5500	$ 2,399,018	$ 2,694,460